SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Consolidating Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Total revenues	$ 71,245	$ 66,407	$ 73,151	$ 78,495	$ 71,469	$ 83,425	$ 73,185	$ 81,571	$ 77,945	$ 289,522	$ 316,126
Total costs and expenses	(72,756)				(80,832)					(348,157)	(348,516)
Other loss										(8,106)	(11,504)
Gain on sale of businesses	24,086
Interest expense	(12,284)				(13,171)					(48,519)	(30,602)
Loss on debt extinguishment										(8,478)
Income (loss) from continuing operations before income taxes	10,291				(22,534)					(123,738)	(74,496)
Income tax benefit	1,288									28,204	(1,797)
Net income (loss)	9,003	$ (52,358)	$ (42,652)	$ (34,398)	(22,534)	$ (20,534)	$ (17,225)	$ (17,017)	$ (17,923)	(151,942)	(72,699)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Total revenues	(2,716)				(979)					(6,926)	(9,077)
Total costs and expenses	2,716				979					6,926	9,077
Net income from equity investment in subsidiaries	(39,289)				40,101					398,435	117,657
Income (loss) from continuing operations before income taxes	(39,289)				40,101					398,435	117,657
Net income (loss)	(39,289)				40,101					398,435	117,657
Parent
Condensed Financial Statements, Captions [Line Items]
Net income from equity investment in subsidiaries	9,003				(21,176)					(151,942)	(63,084)
Interest expense					(1,358)						(5,434)
Income (loss) from continuing operations before income taxes	9,003				(22,534)					(151,942)	(68,518)
Net income (loss)	9,003				(22,534)					(151,942)	(68,518)
CFS West Virginia
Condensed Financial Statements, Captions [Line Items]
Total revenues	1,194				1,564					5,041	6,382
Total costs and expenses	(3,169)				(4,520)					(15,181)	(13,666)
Other loss										(46)	(445)
Net income from equity investment in subsidiaries	12,585				(18,925)					(120,653)	(54,573)
Interest expense	(1,911)				(2,087)					(10,505)	(8,348)
Loss on debt extinguishment										(1,441)
Income (loss) from continuing operations before income taxes	8,699				(23,968)					(142,785)	(70,650)
Net income (loss)	8,699				(23,968)					(142,785)	(70,650)
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Total revenues	59,698				59,752					242,339	266,550
Total costs and expenses	(58,984)				(65,935)					(285,292)	(285,578)
Other loss										(5,761)	(9,510)
Gain on sale of businesses	24,086
Interest expense	(1,382)				(9,456)					(11,726)	(15,787)
Loss on debt extinguishment										(6,099)
Income (loss) from continuing operations before income taxes	23,418				(15,639)					(66,539)	(44,325)
Income tax benefit	1,288									28,204	(1,797)
Net income (loss)	22,130				(15,639)					(94,743)	(42,528)
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Total revenues	13,069				11,132					49,068	52,271
Total costs and expenses	(13,319)				(11,356)					(54,610)	(58,349)
Other loss										(2,299)	(1,549)
Interest expense	(293)				(270)					(1,124)	(1,033)
Income (loss) from continuing operations before income taxes	(543)				(494)					(8,965)	(8,660)
Net income (loss)	(543)				$ (494)					(8,965)	$ (8,660)
Partnership
Condensed Financial Statements, Captions [Line Items]
Net income from equity investment in subsidiaries	17,701									(125,840)
Interest expense	(8,698)									(25,164)
Loss on debt extinguishment										(938)
Income (loss) from continuing operations before income taxes	9,003									(151,942)
Net income (loss)	$ 9,003									$ (151,942)